Restrictions on Cash and Demand Balances Due from Banks and Interest-Bearing Bank Balances	12 Months Ended
Dec. 31, 2011
Restrictions on Cash and Demand Balances Due from Banks and Interest-Bearing Bank Balances Abstract [Abstract]
Restrictions on Cash and Demand Balances Due from Banks and Interest-Bearing Bank Balances
Note 3 - Restrictions on Cash and Demand Balances Due from Banks and Interest-Bearing Bank Balances

The Subsidiary Banks are required by the Federal Reserve Bank (“FRB”) to maintain minimum cash reserves based upon reserve requirements calculated on their deposit balances.  Cash reserves of $571,000 and $581,000 are required as of December 31, 2011 and 2010, respectively.  At times, the Company pledges interest-bearing cash balances at the Federal Home Loan Bank of Atlanta (“FHLB”) in addition to investment securities to secure public fund deposits and securities sold under repurchase agreements.  The Company did not have any cash pledged at the FHLB at December 31, 2011 or 2010, respectively.